Average Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2024
Fidelity Advisor Multi-Asset Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.97%
Past 5 years	9.29%
Since Inception	7.13%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.35%
Past 5 years	7.97%
Since Inception	5.64%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.22%
Past 5 years	6.84%
Since Inception	5.01%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.98%
Past 5 years	9.33%
Since Inception	7.15%	[2]
Fidelity Advisor Multi-Asset Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.61%
Past 5 years	9.37%
Since Inception	6.88%	[3]
Fidelity Advisor Multi-Asset Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.70%
Past 5 years	10.46%
Since Inception	7.92%	[4]
Fidelity Advisor Multi-Asset Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.81%
Past 5 years	10.57%
Since Inception	9.09%	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.39%
F1878
Average Annual Return:
Past 1 year	15.58%
Past 5 years	8.53%
Since Inception	7.57%

[1]	AFrom September 9, 2015.
[2]	BFrom September 9, 2015.
[3]	CFrom September 9, 2015.
[4]	DFrom September 9, 2015.
[5]	EFrom October 2, 2018.